Nature of the Business and Basis of Presentation - Cash Flow Impact of Divestiture (Detail) $ in Thousands	Mar. 28, 2020 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ (15,332)
Restricted cash	(1,013)
Trade accounts receivable, net of allowances	37
Accounts receivable - other	(308)
Inventories	(32,250)
Prepaid expenses and other current assets	(376)
Property, plant and equipment, net	(115,341)
Related party note receivable	51,377
Equity investment in related party	25,462
Other assets, net	5,609
Trade accounts payable	4,176
Accrued expenses and other current liabilities	7,150
Current portion of related party debt	25,000
Bank lines-of-credit	10,000
Related party notes payable, less current portion	17,700
Other long-term liabilities	(1,247)
Additional paid-incapital	$ 19,165